Commitments and contingent liabilities - Narrative (Details)					2 Months Ended	12 Months Ended
	Aug. 04, 2021 claim investment_fund	May 20, 2021 USD ($)	Sep. 09, 2020 USD ($)	Dec. 17, 2015 lawsuit	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) claim	Dec. 31, 2019 USD ($)	Dec. 31, 2010 claim
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year						$ 27,100,000,000
Lending commitment maturing in one to five years						18,600,000,000
Lending commitment maturing over five years						516,000,000
Allowance for credit losses on lending related commitments					$ 121,000,000	$ 45,000,000	$ 94,000,000
Collateralization percentage generally required for a securities lending transaction with indemnification against broker default						102.00%
Securities lending indemnifications, secured amount of collateral					493,000,000,000	$ 511,000,000,000
Securities lending indemnifications, joint venture					62,000,000,000	67,000,000,000
Securities lending indemnifications, collateral joint venture					66,000,000,000	$ 71,000,000,000
Matters Related to R. Allen Stanford
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim								2
Number of lawsuits filed | claim						3
Brazilian Postalis Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits filed	3			3
Number of investment funds | investment_fund	3
Loss contingency, damages awarded, value		$ 3,000,000	$ 45,000,000
Loss contingency, damages sought, value			$ 2,000,000
German Tax Matters | Foreign Tax Authority
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, damages sought, value					150,000,000
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, aggregate range of reasonable loss (up to)						$ 600,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Standby letters of credit (SBLC) collateralized with cash and securities					194,000,000	172,000,000
SBLC expiring within one year						1,400,000,000
SBLC expiring within one to five years						601,000,000
SBLC expiring after five years						0
Off-balance sheet credit risks					2,265,000,000	1,971,000,000
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off-balance sheet credit risks					$ 60,000,000	56,000,000
Unsettled Reverse Repurchase Agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted						9,100,000,000
Unsettled Repurchase Agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted						2,600,000,000
Operating segments
Commitments and Contingencies Disclosure [Line Items]
Allowance for credit losses on lending related commitments						$ 45,000,000
Federal Court | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim						3
State Court | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim						4